                                                 SEMI-ANNUAL REPORT
-------------------------------------------------------------------
                                                     April 30, 1997

NEUBERGER&BERMAN
INCOME FUNDS-REGISTERED TRADEMARK-

Neuberger&Berman
     GOVERNMENT MONEY FUND

Neuberger&Berman
     CASH RESERVES

Neuberger&Berman
     ULTRA SHORT BOND FUND

Neuberger&Berman
     LIMITED MATURITY BOND FUND

TABLE OF CONTENTS

    THE FUNDS
    PRESIDENT'S LETTER               A-4
    PERFORMANCE HIGHLIGHTS           B-1
    FINANCIAL STATEMENTS             B-2
    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund               B-12
Cash Reserves                       B-13
Ultra Short Bond Fund               B-14
Limited Maturity Bond Fund          B-15

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Government Money Portfolio          B-18
Cash Reserves Portfolio             B-19
Ultra Short Bond Portfolio          B-23
Limited Maturity Bond Portfolio     B-26

    FINANCIAL STATEMENTS            B-34

    FINANCIAL HIGHLIGHTS            B-44

    OTHER INFORMATION
Directory/Officers and Trustees      C-1

PRESIDENT'S LETTER                                                 June 20, 1997

Dear Shareholder,
   Let me begin with a brief "state of the bond market" address. Fixed income market performance continues to reflect inflationary concerns. I will say, however, that on an absolute and "real rate of return" basis (the spread between bond yields and inflation), we believe bonds are more fundamentally attractive today than in recent years. For example, with virtually no change in the rate of inflation, bond yields in the one through 10-year maturity range as of April 30, 1997, are now 140-290 basis points (1.4%-2.9%) higher than their 1993 lows. In addition, we currently enjoy a favorable political and economic backdrop for bonds. We have a diligent inflation-fighting Federal Reserve, and Congress and the Clinton Administration appear committed to a balanced budget deal. Thanks to a healthy economy and improved corporate balance sheets, credit quality is excellent. In recent years, bond returns have been overshadowed by the strong performance of the stock market. This may or may not continue. The relevant issue for us is that based on their own fundamental merits, we find that bonds currently provide an appealing investment opportunity.
   Also, permit me a few words on our investment discipline. There are three basic ways we attempt to add value to the fixed income investment process. The first is by active trend following maturity/duration management. We monitor weighted average portfolio maturity in money market funds, and the weighted average portfolio duration -- a measure of interest rate sensitivity -- in our other income funds. This is a long handle for a simple and straightforward strategy. When interest rates decline, we lengthen maturity/duration to enhance the portfolios' yield. When interest rates rise, we shorten maturity/ duration to minimize price erosion (longer maturity/duration bonds generally decline more than shorter maturity/duration bonds as interest rates move higher). We use a number of quantitative models to determine changes in interest rate trends and adjust our portfolios' average maturity/duration accordingly.
   Secondly, we identify those sectors within the broad fixed income market that we believe offer the best risk adjusted return potential. For example, if we believe the difference in yields between high credit quality corporate bonds and Treasury securities are fundamentally unjustified, we will favor corporates as investments for the appropriate portfolios. If we believe mortgage securities are attractively priced, we will increase our exposure to this sector. We will focus on asset-backed securities (bonds collateralized by specific assets), if we think they offer value and opportunity.

   Finally, it bears noting that the bond market is not homogeneous. We analyze issuers' management quality, products and product cycles, balance sheets and income statements in much the same way an equity analyst would. Our goal is to find bonds with realistic prospects for credit upgrades and perhaps more importantly, identify and avoid those that may not deserve their current credit quality rankings.
   Now, let's review what transpired in the credit markets since we last wrote to you at the end of October 1996. After a bumpy ride, bond yields of most maturities finished the six-month period ended April 30, 1997, just about where they started at the beginning of that period. The bond rally, which began in mid-summer 1996, extended through mid-December when Federal Reserve Chairman Alan Greenspan issued his now famous warning about the potential consequences of the "irrational exuberance" of the financial markets. Equity investors shrugged off this warning, waiting for Greenspan to raise the Federal Funds Rate 25 basis points in March before a modest and short-lived stock market retreat. Fixed income investors took it quite seriously and bonds trended lower in price until early April, when new economic data calmed inflationary fears.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              3-MONTH T-BILL   30-YR. TREASURY   12-22 YR. MUNICIPAL BOND INDEX
11/1/96                                  5.16              6.68                            5.189
11/8/96                                  5.18              6.51                            5.136
11/15/96                                 5.14              6.46                            5.132
11/22/96                                 5.16              6.44                            5.087
11/29/96                                 5.13              6.35                            5.024
12/6/96                                  5.02              6.51                            5.149
12/13/96                                 4.92              6.57                            5.181
12/20/96                                 5.02              6.61                            5.177
12/27/96                                 5.09              6.56                            5.136
1/3/97                                   5.16              6.73                             5.55
1/10/97                                  5.16              6.84                            5.639
1/17/97                                  5.15              6.82                            5.611
1/24/97                                  5.16              6.89                            5.622
1/31/97                                  5.15              6.79                            5.576
2/7/97                                   5.12               6.7                            5.482
2/14/97                                  5.08              6.52                            5.363
2/21/97                                  5.08              6.64                            5.425
2/28/97                                  5.22               6.8                            5.543
3/7/97                                   5.21              6.81                            5.586
3/14/97                                  5.23              6.94                            5.641
3/21/97                                   5.4              6.97                            5.673
3/28/97                                  5.36              7.09                            5.772
4/4/97                                   5.27              7.12                            5.839
4/11/97                                  5.28              7.17                            5.873
4/18/97                                  5.28              7.05                            5.815
4/26/97                                   5.3              7.14                            5.829
(Total Returns in
Percentage)

             SOURCE: BLOOMBERG FINANCIAL MARKETS FOR 30-YEAR TREASURY BOND AND 3-MONTH TREASURY BILLS; MERRILL LYNCH 12-22 YEAR MUNICIPAL BOND
INDEX.

   We kept average portfolio maturities/durations relatively long, to take advantage of declining interest rates through mid-December. As a defensive measure, we then shortened durations as rates trended higher through March. In early April, we modestly extended durations as rates declined from their peaks.
   Our sector allocation favoring asset-backed, mortgage-backed, and corporate bonds worked to our advantage as all these sectors outperformed

Treasuries. Our commitment to the mortgage sector demonstrates our opportunistic sector allocation approach. Mortgage securities seem to attract manic depressives who alternate between euphoria over the attractive yields offered by this sector and despair over the prospects that prepayment of mortgages will lower the returns on their investment. These extreme mood swings present opportunities for value-oriented investors like ourselves. When others were abandoning this sector as interest rates fell in the second half of 1996 (when interest rates decline, mortgages tend to be pre-paid), we were scooping up bargains. As we anticipated, fears of increased prepayments were overblown, and the yield advantage of mortgage securities bolstered our returns.
   To summarize, our experience tells us market timers end up with speculators' results or worse. So, we won't forecast where the bond market is heading over the next six months. We do believe bonds are fundamentally attractive at current levels. In general, the strategies we have employed over the last six months have been productive. The following commentary provides greater detail on how these strategies have been implemented in each of our funds.
    GOVERNMENT MONEY FUND AND CASH RESERVES At the start of this six month reporting period (November 1, 1996), the Government Money Fund had an average maturity of 80.8 days, reflecting our strategy of locking in higher yields as interest rates trended lower. We reversed course as the market began pricing in Federal Reserve Chairman Greenspan's warning, ultimately reducing average maturity to 43.4 days in late March. At the end of April we lengthened average maturity to 71.6 days as interest rates trended lower.
   Over the last six months, we followed a similar course in Cash Reserves. We began this reporting period with an average maturity of 58.2 days. It was shortened to 40.7 days and then extended to 44.3 days at the end of April.
   In Cash Reserves, the biggest change during this period was increasing our commercial paper (short-term corporate debt) allocation from 67% to 72% of the portfolio. As long-term interest rates trend up and corporations must pay higher rates on longer term debt, they tend to issue more commercial paper. The additional supply in the marketplace forces issuers to price these securities more cheaply, and therefore, the yield advantage of commercial paper over Treasury securities increases. Six months ago, the spread between the highest quality 90-day commercial paper and 90-day Treasury securities was about 25 basis points. As of April 30, 1997, it is 50 basis points. We view this as a market supply/demand phenomenon, not a reflection of additional credit risk. Consequently, our increased allocation to commercial paper allowed us to prudently enhance portfolio yield.+
    ULTRA SHORT BOND FUND With a maximum average portfolio duration of 2 years, Ultra Short Bond Fund can move farther out on the yield curve than a money market fund. The weighted average portfolio duration was 1.49 years on November 1, 1996, peaked at 1.72 years in mid-December, and as of April 30, 1997 was 1.62 years. Currently, we are somewhat concentrated in bonds with durations in the 2-3 year range (46% of the portfolio), the "pocket" we believe offers the most value at this time.
   Our asset-backed securities performed well despite some hysteria generated in this sector by increasing consumer debt levels and credit card delinquency rates. Here, our commitment to high-quality collateral paid off as we invested in capital equipment and auto loans and avoided the problematic credit card issuers. We are maintaining our 19% weighting in asset-backed securities because investors' over-reaction to perceived risk in this sector has resulted in yields we believe are very attractive.
   The mortgage sector also treated us well over the last six months. We bought Agency bonds only (mortgage pools of U.S. Government agencies including Fannie Mae, Freddie Mac and Ginnie Mae), so there is minimal credit risk. Exaggerated fears of pre-payment risk when interest rates were declining in the fall, presented an opportunity to lock in what we perceived to be very attractive yields in this sector.
   In the corporate debt arena, we have been buying bonds issued by leading stock brokerage/asset management companies like Merrill Lynch and Lehman Brothers. In the bad old days, much of a stock brokerage firm's cash flow came from trading firm accounts and transaction-driven commissions. When interest rates rose -- often with negative consequences for the stock market, and in-house and retail trading activity -- brokerage firms' balance sheets and bonds suffered. With fee based asset management now a much bigger part of these companies' business, cash flow and earnings are more stable and balance sheets are much less dependent on a healthy stock market. In our opinion, the bond market hasn't yet factored in the improving credit quality of these issuers, and these securities are undervalued.
    LIMITED MATURITY BOND FUND During the six month period ended April 30, 1997, our duration management strategy kept us busy as interest rates fell during November and early December, climbed through late March, and finally moderated in April. We reacted as soon as our models indicated an established trend -- extending average duration, shortening, and extending once again. Average duration peaked at 2.25 years, troughed at 1.90 years, and ended the reporting period at 1.90 years. By making the trend our friend rather than gambling on interest rate forecasts, we avoided the pitfalls that result from speculating on the direction of interest rates.
   Our ability to invest up to 10% of the portfolio in below investment grade corporate bonds (no lower than single B rated), continued to pay off as this group out-performed investment grade corporates and Treasuries. We remain attracted to the high yield sector. In the robust economic climate we currently enjoy, credit risk is reduced as is reflected by the narrowing spreads between high yield bonds and investment grade corporates. We particularly like companies in the auto parts industry like Mark IV Industries and Collins & Aikman. The automotive industry is healthy, parts suppliers' cash-flows and earnings are strong, and balance sheets are improving. Also, consolidation within the industry is eliminating competition and reducing the big automakers' ability to squeeze parts suppliers' profit margins.
   The Fund's 11% exposure to mortgage securities at April 30, 1997, contributed to positive returns. We successfully took advantage of investors' over-reaction to increased pre-payment risk as interest rates trended lower through the fall and early winter. This turned out to be a double play for us. We locked in higher yields as investors abandoned the mortgage market in the fall, and realized some nice gains as they piled back in when interest rates trended higher from December through March. Our asset-backed securities (approximately 18% of the portfolio), also performed well, principally because we focused not just on collateral, but also on the credit quality of sponsors. Blue chip companies like NationsBank proved largely immune to problems in the credit card industry that hurt sub-prime lenders catering to marginal borrowers.
   Looking ahead, we don't anticipate any substantial changes in the portfolio's current sector allocation. We favor corporates, both investment grade and high yield, mortgage debt, and asset-backed securities over Treasuries which at the close of the reporting period comprised just 3% of the portfolio's assets.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Funds

+An investment in either Government Money Fund or Cash Reserves, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government and there can be no assurance that either Fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in either Government Money Fund or Cash Reserves will fluctuate. Results represent past performance and do not indicate future results.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                                   SIX MONTH               AVERAGE ANNUAL TOTAL
                                                    PERIOD                      RETURNS(1)
NEUBERGER&BERMAN                     INCEPTION       ENDED                 --------------------
INCOME FUNDS                           DATE       4/30/97(1)     1 YR(1)     5 YR       10 YR
-----------------------------------------------------------------------------------------------
ULTRA SHORT BOND FUND(3)              11/7/86       +2.14%       +5.45%     +4.18%     +5.82%
LIMITED MATURITY BOND FUND(3)         6/9/86        +2.40%       +6.42%     +5.56%     +7.00%

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/97

                                     INCEPTION    CURRENT   EFFECTIVE
                                       DATE      YIELD(2)    YIELD(2)
----------------------------------------------------------------------
GOVERNMENT MONEY FUND(4)             11/14/83      4.70%      4.81%
CASH RESERVES(3)(4)                   4/12/88      4.92%      5.04%

1) One-year and average annual total returns are for periods ended April 30, 1997. Includes reinvestment of all dividends and other distributions. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.
2) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
3) Neuberger&Berman Management Inc.-Registered Trademark- voluntarily bears certain operating expenses in excess of .65% of the average daily net assets per annum of Neuberger&Berman Cash Reserves-Registered Trademark- ("Cash Reserves") and Neuberger&Berman Ultra Short Bond Fund-Registered Trademark- ("Ultra Short") and .70% of the average daily net assets per annum of Neuberger&Berman Limited Maturity Bond Fund-Registered Trademark- ("Limited Maturity"). These arrangements can be terminated upon 60 days' prior written notice to the appropriate Fund. Absent such reimbursements, the total returns for Ultra Short and Limited Maturity for the above stated periods would have been less, and the current and effective yields for Cash Reserves would have been the same.
4) An investment in a money market fund, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger&Berman Government Money Fund-Registered Trademark- and Cash Reserves will fluctuate.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                      GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)              MONEY FUND
                                                    --------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     278,702
      Receivable for Trust shares sold                        615
                                                    --------------
                                                          279,317
                                                    --------------
LIABILITIES
      Dividends payable                                        12
      Payable for Trust shares redeemed                       105
      Payable to administrator -- net (Note B)                 63
      Accrued expenses                                         66
                                                    --------------
                                                              246
                                                    --------------
NET ASSETS at value                                 $     279,071
                                                    --------------

NET ASSETS consist of:
      Par value                                     $         279
      Paid-in capital in excess of par value              278,805
      Accumulated net realized losses on
        investment                                            (13)
      Net unrealized depreciation in value of
        investment                                             --
                                                    --------------
NET ASSETS at value                                 $     279,071
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       279,084
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                                         LIMITED
                                                         CASH         ULTRA SHORT        MATURITY
                                                       RESERVES        BOND FUND        BOND FUND
                                                    ------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     601,845    $      75,595    $     238,183
      Receivable for Trust shares sold                        644               16              238
                                                    ------------------------------------------------
                                                          602,489           75,611          238,421
                                                    ------------------------------------------------
LIABILITIES
      Dividends payable                                        23               45              208
      Payable for Trust shares redeemed                     2,414              161              365
      Payable to administrator -- net (Note B)                134                8               43
      Accrued expenses                                        123               41               67
                                                    ------------------------------------------------
                                                            2,694              255              683
                                                    ------------------------------------------------
NET ASSETS at value                                 $     599,795    $      75,356    $     237,738
                                                    ------------------------------------------------

NET ASSETS consist of:
      Par value                                     $         600    $           8    $          24
      Paid-in capital in excess of par value              599,212           80,020          249,899
      Accumulated net realized losses on
        investment                                            (17)          (4,597)          (9,503)
      Net unrealized depreciation in value of
        investment                                             --              (75)          (2,682)
                                                    ------------------------------------------------
NET ASSETS at value                                 $     599,795    $      75,356    $     237,738
                                                    ------------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       599,812            7,995           23,983
                                                    ------------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00            $9.43            $9.91
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED)                                      MONEY FUND
                                                    ------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     8,954
                                                          ------
    Expenses:
      Administration fee (Note B)                           458
      Auditing fees                                           4
      Custodian fees                                          5
      Legal fees                                             18
      Registration and filing fees                            2
      Shareholder reports                                    22
      Shareholder servicing agent fees (Note B)              42
      Trustees' fees and expenses                            13
      Miscellaneous                                           3
      Expenses from corresponding Portfolio (Notes
        A & B)                                              519
                                                          ------
        Total expenses                                    1,086
      Deduct -- expenses reimbursed by
        administrator (Note B)                               --
                                                          ------
        Total net expenses                                1,086
                                                          ------
        Net investment income                             7,868
                                                          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities               (7)
    Net realized loss on financial futures
      contracts                                              --
    Net realized gain on foreign currency
      transactions                                           --
    Change in net unrealized appreciation
      (depreciation) of investment securities                --
    Change in net unrealized depreciation of
      financial futures contracts                            --
                                                          ------
        Net loss on investments from corresponding
          Portfolio (Note A)                                 (7)
                                                          ------
        Net increase in net assets resulting from
          operations                                $     7,861
                                                          ------

SEE NOTES TO FINANCIAL STATEMENTS

                             For the Six Months Ended April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                                          LIMITED
                                                        CASH          ULTRA SHORT        MATURITY
                                                      RESERVES         BOND FUND         BOND FUND
                                                    ------------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $    15,060      $       2,519     $      8,467
                                                    ------------------------------------------------
    Expenses:
      Administration fee (Note B)                           738                109              321
      Auditing fees                                           4                  4                4
      Custodian fees                                          5                  5                5
      Legal fees                                             12                 11               11
      Registration and filing fees                           28                 18               23
      Shareholder reports                                    38                 18               21
      Shareholder servicing agent fees (Note B)             117                 31               75
      Trustees' fees and expenses                            16                  4                8
      Miscellaneous                                           4                  2                3
      Expenses from corresponding Portfolio (Notes
        A & B)                                              806                162              393
                                                    ------------------------------------------------
        Total expenses                                    1,768                364              864
      Deduct -- expenses reimbursed by
        administrator (Note B)                               --               (100)             (32)
                                                    ------------------------------------------------
        Total net expenses                                1,768                264              832
                                                    ------------------------------------------------
        Net investment income                            13,292              2,255            7,635
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities               (6)              (148)             (50)
    Net realized loss on financial futures
      contracts                                              --                 --             (134)
    Net realized gain on foreign currency
      transactions                                           --                 --               15
    Change in net unrealized appreciation
      (depreciation) of investment securities                --               (412)          (2,063)
    Change in net unrealized depreciation of
      financial futures contracts                            --                 --              428
                                                    ------------------------------------------------
        Net loss on investments from corresponding
          Portfolio (Note A)                                 (6)              (560)          (1,804)
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $    13,286      $       1,695     $      5,831
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                   GOVERNMENT
                                                   MONEY FUND
                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1997         October 31,
(000'S OMITTED)                            (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      7,868    $     13,199
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                            (7)             (6)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                            --              --
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            7,861          13,193
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (7,868)        (13,199)
    Net realized gain on investments                --              (4)
                                          -----------------------------
    Total distributions to shareholders         (7,868)        (13,203)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  437,440         725,958
    Proceeds from reinvestment of
      dividends and distributions                7,780          13,025
    Payments for shares redeemed              (529,530)       (683,930)
                                          -----------------------------
    Net increase (decrease) from Trust
      share transactions                       (84,310)         55,053
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (84,317)         55,043
NET ASSETS:
    Beginning of period                        363,388         308,345
                                          -----------------------------
    End of period                         $    279,071    $    363,388
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                       437,440         725,958
    Issued on reinvestment of dividends
      and distributions                          7,780          13,025
    Redeemed                                  (529,530)       (683,930)
                                          -----------------------------
    Net increase (decrease) in shares
      outstanding                              (84,310)         55,053
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                               CASH                   ULTRA SHORT              LIMITED MATURITY
                                             RESERVES                  BOND FUND                  BOND FUND
                                     Six Months                 Six Months                 Six Months
                                       Ended         Year         Ended         Year         Ended         Year
                                     April 30,       Ended      April 30,       Ended      April 30,       Ended
                                        1997      October 31,      1997      October 31,      1997      October 31,
                                     (UNAUDITED)     1996       (UNAUDITED)     1996       (UNAUDITED)     1996
                                     ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income             $ 13,292     $ 22,645      $  2,255     $  5,218      $  7,635     $ 17,341
    Net realized gain (loss) on
      investments from
      corresponding Portfolio (Note
      A)                                    (6)           4          (148)        (550)         (169)        (982)
    Change in net unrealized
      appreciation (depreciation)
      of investments from
      corresponding Portfolio (Note
      A)                                    --           --          (412)         153        (1,635)      (1,668)
                                     ------------------------------------------------------------------------------
    Net increase in net assets
      resulting from operations         13,286       22,649         1,695        4,821         5,831       14,691
                                     ------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income              (13,292)     (22,645)       (2,255)      (5,218)       (7,635)     (17,078)
    Net realized gain on
      investments                           --           --            --           --            --           --
                                     ------------------------------------------------------------------------------
    Total distributions to
      shareholders                     (13,292)     (22,645)       (2,255)      (5,218)       (7,635)     (17,078)
                                     ------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold          754,829      865,548        10,600       26,938        36,654       81,362
    Proceeds from reinvestment of
      dividends and distributions       13,066       22,257         1,867        4,575         6,330       14,168
    Payments for shares redeemed      (650,092)    (814,685)      (25,502)     (42,687)      (49,131)    (154,865)
                                     ------------------------------------------------------------------------------
    Net increase (decrease) from
      Trust share transactions         117,803       73,120       (13,035)     (11,174)       (6,147)     (59,335)
                                     ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                               117,797       73,124       (13,595)     (11,571)       (7,951)     (61,722)
NET ASSETS:
    Beginning of period                481,998      408,874        88,951      100,522       245,689      307,411
                                     ------------------------------------------------------------------------------
    End of period                     $599,795     $481,998      $ 75,356     $ 88,951      $237,738     $245,689
                                     ------------------------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                               754,829      865,548         1,121        2,838         3,680        8,134
    Issued on reinvestment of
      dividends and distributions       13,066       22,257           198          482           635        1,419
    Redeemed                          (650,092)    (814,685)       (2,695)      (4,500)       (4,929)     (15,523)
                                     ------------------------------------------------------------------------------
    Net increase (decrease) in
      shares outstanding               117,803       73,120        (1,376)      (1,180)         (614)      (5,970)
                                     ------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Fund ("Government Money"), Neuberger&Berman Cash Reserves ("Cash Reserves"), Neuberger& Berman Ultra Short Bond Fund ("Ultra Short"), and Neuberger&Berman Limited Maturity Bond Fund ("Limited Maturity") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 88.81%, and 87.78%, for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively, at April 30,
   1997). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,216 expiring in 2004 for Government Money, $7,878 and $2,998 expiring in 2002 and 2003, respectively, for Cash Reserves, $122,522, $774,592, $774,663, $533,438, $1,362,347, $329,262, and $552,290
   expiring in 1997, 1998, 2000, 2001, 2002, 2003, and 2004, respectively, for
   Ultra Short, and $4,713,841, $3,757,068, and $1,607,920 expiring in 2002,
   2003, and 2004, respectively, for Limited Maturity, determined as of October 31, 1996), it is the policy of each Fund not to distribute such gains. During the year ended October 31, 1996, $762,839 was reclassified from accumulated net realized losses on investment to paid-in capital for Ultra Short due to the expiration of a capital loss carryforward. This change had no effect on the net assets or net asset value per share.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides that, if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation applicable during the six months ended April 30, 1997, to which each Fund was subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the six months ended April 30, 1997. Currently, there are no state expense limitations applicable to any Fund.
   Management has voluntarily undertaken to reimburse Cash Reserves, Ultra Short, and Limited Maturity for their respective Operating Expenses which exceed, in the aggregate, .65% per annum for Cash Reserves and Ultra Short, and
 .70% per annum for Limited Maturity of their respective average daily net assets. Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the six months ended April 30, 1997, such excess expenses amounted to $99,793 and $32,299, for Ultra Short and Limited Maturity, respectively. For the six months ended April 30, 1997, there was no reimbursement of expenses by Management for Cash Reserves.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $1,934, $1,604, $70, and $95, for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively, which is less than .01% of each Fund's average daily net assets.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Shareholder servicing agent fees, was a reduction of $2,583, $5,860, $1,266, and $2,056, for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively, which is less than .01% of each Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1997, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
GOVERNMENT MONEY                                 $ 392,899,072     $ 485,106,596

CASH RESERVES                                      550,135,017       446,513,304

ULTRA SHORT                                          4,300,029        19,928,884

LIMITED MATURITY                                    15,079,364        29,222,358

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Money Fund
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Six Months
                                              Ended
                                            April 30,
                                               1997                             Year Ended October 31,
                                          (UNAUDITED)(1)     1996(1)      1995(1)      1994(1)      1993(1)        1992
                                          -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $1.0000         $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0003
                                          -------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .0228            .0464        .0499        .0302        .0248        .0354
    Net Gains or Losses on Securities             --               --           --           --           --           --
                                          -------------------------------------------------------------------------------
      Total From Investment Operations         .0228            .0464        .0499        .0302        .0248        .0354
                                          -------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.0228)          (.0464)      (.0499)      (.0302)      (.0248)      (.0354)
    Distributions (from capital gains)            --               --           --           --           --       (.0003)
                                          -------------------------------------------------------------------------------
      Total Distributions                     (.0228)          (.0464)      (.0499)      (.0302)      (.0248)      (.0357)
                                          -------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.0000         $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                          -------------------------------------------------------------------------------
Total Return(2)                                +2.30%(3)        +4.74%       +5.10%       +3.07%       +2.51%       +3.62%
                                          -------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                               $ 279.1         $  363.4     $  308.3     $  251.5     $  277.2     $  301.1
                                          -------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets                                      .64%(4)          .67%         .65%         .72%         .70%         .66%
                                          -------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                         4.61%(4)         4.65%        5.00%        3.00%        2.48%        3.50%
                                          -------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Cash Reserves
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Six Months
                                              Ended
                                            April 30,
                                               1997                             Year Ended October 31,
                                          (UNAUDITED)(1)     1996(1)      1995(1)      1994(1)      1993(1)        1992
                                          -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $1.0000         $ 1.0000     $ 1.0000     $ 1.0001     $ 1.0001     $ 1.0000
                                          -------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .0239            .0486        .0529        .0327        .0263        .0363
    Net Gains or Losses on Securities             --               --           --           --        .0002        .0002
                                          -------------------------------------------------------------------------------
      Total From Investment Operations         .0239            .0486        .0529        .0327        .0265        .0365
                                          -------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.0239)          (.0486)      (.0529)      (.0327)      (.0263)      (.0363)
    Distributions (from capital gains)            --               --           --       (.0001)      (.0002)      (.0001)
                                          -------------------------------------------------------------------------------
      Total Distributions                     (.0239)          (.0486)      (.0529)      (.0328)      (.0265)      (.0364)
                                          -------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.0000         $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0001     $ 1.0001
                                          -------------------------------------------------------------------------------
Total Return(2)                                +2.42%(3)        +4.97%       +5.42%       +3.33%       +2.68%       +3.69%
                                          -------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                               $ 599.8         $  482.0     $  408.9     $  311.9     $  273.1     $  261.7
                                          -------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(5)                                   .64%(4)          .65%         .65%         .65%         .65%         .65%
                                          -------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(5)                      4.84%(4)         4.86%        5.30%        3.31%        2.63%        3.63%
                                          -------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Fund
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Six Months
                                              Ended
                                            April 30,
                                               1997                         Year Ended October 31,
                                          (UNAUDITED)(1)     1996(1)  1995(1)     1994(1)     1993(1)      1992
                                          -----------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.49         $9.53    $ 9.47      $ 9.64      $ 9.70      $  9.83
                                          -----------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                       .26          .52         .52         .35         .40          .56
    Net Gains or Losses on Securities
     (both realized and unrealized)            (.06)         (.04)       .06        (.17)       (.06)        (.13)
                                          -----------------------------------------------------------------------
      Total From Investment Operations          .20          .48         .58         .18         .34          .43
                                          -----------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.26)         (.52)      (.52)       (.35)       (.40)        (.56)
                                          -----------------------------------------------------------------------
Net Asset Value, End of Period                 $9.43         $9.49    $ 9.53      $ 9.47      $ 9.64      $  9.70
                                          -----------------------------------------------------------------------
Total Return(2)                               +2.14%(3)      +5.23%    +6.26%      +1.96%      +3.53%       +4.44%
                                          -----------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                 $75.4         $89.0    $100.5      $101.1      $104.4      $ 103.3
                                          -----------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(5)                                  .65%(4)      .65%        .65%        .65%        .65%         .65%
                                          -----------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(5)                     5.57%(4)      5.53%      5.44%       3.72%       4.09%        5.70%
                                          -----------------------------------------------------------------------
    Portfolio Turnover Rate(6)                   --           --          --          --         115%          66%
                                          -----------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Six Months
                                              Ended
                                            April 30,
                                               1997                          Year Ended October 31,
                                          (UNAUDITED)(1)     1996(1)     1995(1)     1994(1)     1993(1)      1992
                                          --------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 9.99         $10.06      $ 9.88      $10.49      $10.40      $ 10.24
                                          --------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .32            .60         .62         .56         .58          .63
    Net Gains or Losses on Securities
     (both realized and unrealized)             (.08)          (.07)        .18        (.55)        .14          .16
                                          --------------------------------------------------------------------------
      Total From Investment Operations           .24            .53         .80         .01         .72          .79
                                          --------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                    (.32)          (.60)       (.62)       (.56)       (.58)        (.63)
    Distributions (from capital gains)            --             --          --        (.05)       (.05)          --
    Distributions (in excess of capital
     gains)                                       --             --          --        (.01)         --           --
    Tax return of capital                         --             --          --          --          --           --
                                          --------------------------------------------------------------------------
      Total Distributions                       (.32)          (.60)       (.62)       (.62)       (.63)        (.63)
                                          --------------------------------------------------------------------------
Net Asset Value, End of Period                $ 9.91         $ 9.99      $10.06      $ 9.88      $10.49      $ 10.40
                                          --------------------------------------------------------------------------
Total Return(2)                                +2.40%(3)      +5.44%      +8.32%      +0.13%      +7.09%       +7.87%
                                          --------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                $237.7         $245.7      $307.4      $308.6      $357.3      $ 273.0
                                          --------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(5)                                   .70%(4)        .70%        .70%        .69%        .65%         .65%
                                          --------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(5)                      6.43%(4)       6.10%       6.21%       5.53%       5.49%        6.02%
                                          --------------------------------------------------------------------------
    Portfolio Turnover Rate(6)                    --             --          --          --         114%         113%
                                          --------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (except Government Money Fund), total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) Annualized.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                               Year Ended October 31,
CASH RESERVES                                     1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------
Expenses                                           .67%       .68%       .71%       .76%       .69%
                                                 --------------------------------------------------
Net Investment Income                             4.84%      5.27%      3.25%      2.52%      3.59%
                                                 --------------------------------------------------

   For the six months ended April 30, 1997, there was no reimbursement of expenses by Management for Cash Reserves.

                                                 Six Months
                                               Ended April 30,                   Year Ended October 31,
ULTRA SHORT                                         1997            1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------
Expenses                                             .90%            .84%       .87%       .86%       .95%       .87%
                                               ----------------------------------------------------------------------
Net Investment Income                               5.32%           5.34%      5.22%      3.51%      3.79%      5.48%
                                               ----------------------------------------------------------------------

                                                 Six Months
                                               Ended April 30,                   Year Ended October 31,
LIMITED MATURITY                                    1997            1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------
Expenses                                             .73%            .71%       .71%       .71%       .73%       .68%
                                               ----------------------------------------------------------------------
Net Investment Income                               6.40%           6.09%      6.20%      5.51%      5.42%      5.99%
                                               ----------------------------------------------------------------------

6) Ultra Short and Limited Maturity transferred all of their investment securities into their respective Portfolios on July 2, 1993. After that date each Fund invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date neither Fund had a portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993, are included elsewhere in Neuberger&Berman Ultra Short Bond Portfolio's and Neuberger&Berman Limited Maturity Bond Portfolio's Financial Highlights.

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          Government Money Portfolio

  Principal                                    Annualized
   Amount                                       Yield at      Value(1)
   (000's                                         Date         (000's
  omitted)                                     of Purchase    omitted)
-------------                                  -----------  -------------
               U.S. TREASURY
               SECURITIES -- BACKED BY THE
               FULL FAITH AND CREDIT OF THE
               U.S. GOVERNMENT (101.7%)
  $   5,130    U.S. Treasury Bills, due
               5/1/97                             5.17%       $   5,130
     19,060    U.S. Treasury Bills, due
               5/15/97                         5.15-5.19%        19,023
     10,000    U.S. Treasury Notes, 6.50%,
               due 5/15/97                        5.31%          10,004
      9,140    U.S. Treasury Bills, due
               5/22/97                         5.13-5.15%         9,113
     38,460    U.S. Treasury Bills, due
               5/29/97                         5.14-5.27%        38,309
     15,535    U.S. Treasury Bills, due
               6/5/97                          5.21-5.28%        15,458
     14,590    U.S. Treasury Bills, due
               6/12/97                         5.23-5.29%        14,504
        465    U.S. Treasury Bills, due
               6/19/97                         5.23-5.24%           462
     25,000    U.S. Treasury Bills, due
               6/26/97                            5.41%          24,795
     25,590    U.S. Treasury Bills, due
               7/3/97                          5.07-5.32%        25,359
     18,190    U.S. Treasury Bills, due
               7/24/97                         5.10-5.42%        17,968
      5,210    U.S. Treasury Bills, due
               7/31/97                         5.06-5.21%         5,141
      8,275    U.S. Treasury Bills, due
               8/7/97                             5.41%           8,157
     20,000    U.S. Treasury Bills, due
               8/14/97                            5.45%          19,692
     38,360    U.S. Treasury Bills, due
               8/21/97                         5.23-5.56%        37,732
     20,435    U.S. Treasury Bills, due
               9/18/97                         5.50-5.60%        20,010
     12,565    U.S. Treasury Notes, 5.625%,
               due 10/31/97                       5.77%          12,556
                                                            -------------
               TOTAL U.S. TREASURY SECURITIES                   283,413
               Liabilities, less cash,
               receivables and other assets
               [(1.7%)]                                          (4,711)
                                                            -------------
               TOTAL NET ASSETS (100.0%)                      $ 278,702
                                                            -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          Cash Reserves Portfolio

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
               U.S. GOVERNMENT AGENCY
               SECURITIES (5.4%)
  $  14,400    Fannie Mae, Variable Rate
               Medium-Term Notes, Ser. B,
               5.5175%, due 9/12/97                AGY         AGY       $  14,397
     18,660    Fannie Mae, Discount Notes,
               5.22% & 5.54%, due 7/28/97 &
               9/18/97                             AGY         AGY          18,290
                                                                       -------------
               TOTAL U.S. GOVERNMENT AGENCY
               SECURITIES                                                   32,687
                                                                       -------------
               BANKERS' ACCEPTANCES (0.5%)
      3,000    First National Bank of
               Chicago, 5.25%, due 5/21/97         P-1         A-1           2,991
                                                                       -------------
               ASSET-BACKED COMMERCIAL PAPER
               (5.7%)
      5,000    Asset Securitization
               Cooperative Corp., 5.32%, due
               5/16/97                             P-1        A-1+           4,989
      4,320    Ciesco, L.P., 5.48%, due
               5/22/97                             P-1        A-1+           4,306
     15,000    Corporate Receivables Corp.,
               5.55%, due 6/3/97 & 6/12/97         P-1         A-1          14,917
     10,000    Corporate Asset Funding Co.,
               Inc., 5.55%, due 6/13/97            P-1        A-1+           9,934
                                                                       -------------
               TOTAL ASSET-BACKED COMMERCIAL
               PAPER                                                        34,146
                                                                       -------------
               CORPORATE COMMERCIAL PAPER
               (66.7%)
      2,400    H.J. Heinz Co., 5.52%, due
               5/1/97                              P-1         A-1           2,400
     11,500    Sara Lee Corp., 5.48%, due
               5/1/97                              P-1        A-1+          11,500
      1,900    Laclede Gas Co., 5.49%, due
               5/5/97                              P-1        A-1+           1,899
      5,000    PACCAR Financial Corp., 5.51%,
               due 5/5/97                          P-1        A-1+           4,997
     14,615    Province of British Columbia,
               Canada, 5.24% & 5.30%, due
               5/6/97 & 5/7/97                     P-1        A-1+          14,603
      7,000    Kellogg Co., 5.50%, due
               5/12/97                             P-1        A-1+           6,988
      2,800    Pacific Bell, 5.50%, due
               5/12/97                             P-1        A-1+           2,795
      6,430    Air Products & Chemicals,
               Inc., 5.33%, due 5/16/97            P-1         A-1           6,416
      8,850    Colonial Pipeline Co., 5.32%,
               due 5/19/97                         P-1        A-1+           8,826
      4,000    MetLife Funding, Inc., 5.25%,
               due 5/19/97                         P-1        A-1+           3,990
     10,000    Caisse d'Amortissement de la
               Dette Sociale, 5.32%, due
               5/20/97                             P-1        A-1+           9,972
      3,770    Illinois Tool Works Inc.,
               5.50%, due 5/20/97                  P-1        A-1+           3,759

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $  10,000    Novartis Finance Corp., 5.49%,
               due 5/21/97                         P-1        A-1+       $   9,970
     12,000    Toyota Motor Credit Corp.,
               5.23% & 5.25%, due 5/23/97 &
               5/27/97                             P-1        A-1+          11,959
     16,595    Eksportfinans A/S, 5.32% &
               5.35%, due 5/27/97 & 5/29/97        P-1        A-1+          16,527
     17,000    Cargill, Inc., 5.22% & 5.30%,
               due 5/22/97 & 6/2/97                P-1        A-1+          16,937
     10,000    Coca-Cola Co., 5.50%, due
               6/2/97                              P-1        A-1+           9,951
     10,000    United Parcel Service of
               America, Inc., 5.21%, due
               6/2/97                              P-1        A-1+           9,954
     21,000    Canadian Wheat Board, 5.30% &
               5.52%, due 5/28/97 & 6/3/97         P-1        A-1+          20,902
     17,000    Merrill Lynch & Co., Inc.,
               5.33% & 5.36%, due 6/2/97 &
               6/5/97                              P-1        A-1+          16,916
     17,865    American Express Credit Corp.,
               5.28%-5.31%, due 5/5/97-6/9/97      P-1         A-1          17,817
     20,000    Prudential Funding Corp.,
               5.26% & 5.31%, due 5/20/97 &
               6/9/97                              P-1        A-1+          19,930
     10,000    AT&T Corp., 5.26%, due 6/13/97      P-1        A-1+           9,937
     15,000    Electricite de France, 5.22% &
               5.23%, due 6/2/97 & 6/23/97         P-1        A-1+          14,900
      1,710    Queensland Treasury Corp.,
               5.32%, due 6/24/97                  P-1        A-1+           1,696
      7,000    Swedish Export Credit Corp.,
               5.31%, due 7/2/97                   P-1        A-1+           6,936
     20,000    General Electric Capital
               Corp., 5.27%-5.40%, due
               5/13/97-7/14/97                     P-1        A-1+          19,896
     13,000    Nalco Chemical Co., 5.50% &
               5.64%, due 5/9/97 & 7/14/97         P-1         A-1          12,932
     15,000    Guinness PLC, 5.62%, due
               7/21/97                             P-1        A-1+          14,810
      3,925    Goldman Sachs Group, L.P.,
               5.30% & 5.65%, due 5/5/97 &
               7/25/97                             P-1        A-1+           3,881
      8,000    Hitachi America, Ltd.,
               5.33%-5.55%, due
               5/15/97-7/25/97                     P-1        A-1+           7,948
     10,000    Morgan Stanley Group Inc.,
               5.28% & 5.38%, due 5/19/97 &
               7/28/97                             P-1        A-1+           9,921

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $  17,000    Kingdom of Sweden, 5.31% &
               5.57%, due 7/24/97 & 7/29/97        P-1        A-1+       $  16,778
     23,000    Daimler-Benz North America
               Corp., 5.26%-5.69%, due
               5/21/97-9/9/97                      P-1         A-1          22,750
     20,700    Pitney Bowes Credit Corp.,
               5.28%-5.66%, due
               5/2/97-10/7/97                      P-1        A-1+          20,429
     10,000    Elf Aquitaine Finance S.A.,
               5.75%, due 10/27/97                 P-1        A-1+           9,714
                                                                       -------------
               TOTAL CORPORATE COMMERCIAL
               PAPER                                                       401,536
                                                                       -------------
               CERTIFICATES OF DEPOSIT
               (15.1%)
     10,000    Bayerische Vereinsbank AG,
               Eurodollar C.D., 5.43%, due
               5/12/97                             P-1        A-1+          10,000
      8,000    Barclays Bank PLC, Yankee
               C.D., 5.34%, due 5/19/97            P-1        A-1+           8,000
     10,000    Canadian Imperial Bank of
               Commerce, Yankee C.D., 5.33%,
               due 5/21/97                         P-1        A-1+          10,000
     10,000    Abbey National Treasury
               Services PLC, Eurodollar C.D.,
               5.42%, due 5/27/97                  P-1        A-1+          10,000
     10,000    Commerzbank AG, Yankee C.D.,
               5.40%, due 6/3/97                   P-1        A-1+          10,000
     23,000    National Westminster Bank PLC,
               Eurodollar C.D., 5.66% &
               5.69%, due 7/2/97 & 7/3/97          P-1        A-1+          22,999
     10,000    Societe Generale, Yankee C.D.,
               5.45%, due 7/14/97                  P-1        A-1+          10,001
     10,000    Bank of Nova Scotia, Yankee
               C.D., 5.68%, due 7/23/97            P-1        A-1+          10,000
                                                                       -------------
               TOTAL CERTIFICATES OF DEPOSIT                                91,000
                                                                       -------------
               CORPORATE DEBT SECURITIES
               (6.4%)
      3,700    Ford Motor Credit Co.,
               Variable Rate Medium-Term
               Notes, 5.93%, due 5/20/97           P-1         A-1           3,700
     15,000    Morgan Stanley Group Inc.,
               Senior Variable Rate
               Medium-Term Notes, Ser. C,
               5.7964%, due 7/10/97                P-1        A-1+          15,000

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

  Principal
   Amount                                                                Value(1)
   (000's                                              Rating             (000's
  omitted)                                       Moody's       S&P       omitted)
-------------                                  -----------  ---------  -------------
  $   5,000    Province of Ontario, Canada,
               Global Bonds, 5.70%, due
               10/1/97                             P-1        A-1+       $   4,993
     14,500    First Union National Bank of
               North Carolina, Floating Rate
               Bank Notes, 5.86%, due
               12/19/97                            P-1         A-1          14,500
                                                                       -------------
               TOTAL CORPORATE DEBT
               SECURITIES                                                   38,193
                                                                       -------------
               TOTAL INVESTMENTS (99.8%)                                   600,553
               Cash, receivables and other
               assets, less liabilities
               (0.2%)                                                        1,292
                                                                       -------------
               TOTAL NET ASSETS (100.0%)                                 $ 601,845
                                                                       -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
                 U.S. TREASURY SECURITIES
                 (31.6%)
   $     375     U.S. Treasury Notes, 6.25%,
                 due 7/31/98                         TSY         TSY       $     376
       5,000     U.S. Treasury Notes, 6.00%,
                 due 9/30/98                         TSY         TSY           4,994
       6,000     U.S. Treasury Notes, 6.875%,
                 due 8/31/99                         TSY         TSY           6,067
       4,430     U.S. Treasury Notes, 5.875%,
                 due 11/15/99                        TSY         TSY           4,377
       1,785     U.S. Treasury Notes, 5.875%,
                 due 2/15/00                         TSY         TSY           1,760
       9,220     U.S. Treasury Notes, 6.75%,
                 due 4/30/00                         TSY         TSY           9,294
                                                                         -------------
                 TOTAL U.S. TREASURY SECURITIES
                 (COST $26,875)                                               26,868
                                                                         -------------
                 U.S. GOVERNMENT AGENCY
                 SECURITIES (2.4%)
       1,275     Federal Home Loan Bank,
                 Discount Notes, 5.25%, due
                 5/1/97                              AGY         AGY           1,275
         250     Federal Home Loan Bank,
                 Variable Rate Notes, 4.559%,
                 due 1/29/98                         AGY         AGY             248
         500     Federal Home Loan Bank,
                 Variable Rate Notes, 4.584%,
                 due 2/25/98                         AGY         AGY             495
                                                                         -------------
                 TOTAL U.S. GOVERNMENT AGENCY
                 SECURITIES
                 (COST $2,022)                                                 2,018
                                                                         -------------
                 MORTGAGE-BACKED SECURITIES
                 (17.8%)
FEDERAL HOME LOAN MORTGAGE CORP.
         580     REMIC Floating Rate CMO, Ser.
                 1270-F, 6.10%, due 5/15/97          AGY         AGY             580
          29     Mortgage Participation
                 Certificates, 11.50%, due
                 2/1/00 & 5/1/00                     AGY         AGY              31
       3,448     Gold Balloon Mortgage
                 Participation Certificates,
                 6.50%, due 9/1/98-11/1/00           AGY         AGY           3,416
          75     Mortgage Participation
                 Certificates, 10.50%, due
                 6/1/00-11/1/00                      AGY         AGY              79
       1,578     Gold Balloon Mortgage
                 Participation Certificates,
                 7.50%, due 11/1/01                  AGY         AGY           1,595
  FANNIE MAE
       2,398     Balloon Pass-Through
                 Certificates, 7.00%, due
                 8/1/03                             AGY          AGY           2,393
       2,288     Pass-Through Certificates,
                 7.50%, due 7/1/11                  AGY          AGY           2,304

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
$      2,435     Pass-Through Certificates,
                 7.50%, due 10/15/09-10/15/10       AGY          AGY     $     2,462
       2,284     Pass-Through Certificates,
                 7.00%, due 4/15/11                 AGY          AGY           2,272
                                                                         -------------
                 TOTAL MORTGAGE-BACKED
                 SECURITIES
                 (COST $15,219)                                               15,132
                                                                         -------------
                 ASSET-BACKED SECURITIES
                 (19.1%)
       1,000     Capita Equipment Receivables
                 Trust, Ser. 1996-1, Class A-2,
                 5.95%, due 7/15/98                 Aaa          AAA             999
         211     Daimler-Benz Auto Grantor
                 Trust, Ser. 1993-A, Class A,
                 3.90%, due 10/15/98                Aaa          AAA             211
          40     USAA Auto Loan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1993-1,
                 3.90%, due 3/15/99                 Aaa          AAA              40
       3,000     Premier Auto Trust, Ser.
                 1995-3, Class A-4, 6.10%, due
                 7/6/99                             Aaa          AAA           2,998
       1,600     Chase Manhattan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1997-A,
                 5.95%, due 10/15/99                             AAA           1,596
         770     Premier Auto Trust, Ser.
                 1997-1, Class A-2, 5.90%, due
                 4/6/00                             Aaa          AAA             769
       1,084     Ford Credit Grantor Trust,
                 Ser. 1995-A, Class A, 5.90%,
                 due 5/15/00                        Aaa          AAA           1,085
         359     Caterpillar Financial Asset
                 Trust, Ser. 1995-A, Class A-2,
                 6.10%, due 8/25/01                 Aaa          AAA             359
       1,707     Chase Manhattan Grantor Trust,
                 Automobile Loan Pass-Through
                 Certificates, Ser. 1995-A,
                 6.00%, due 9/17/01                 Aaa          AAA           1,702
       2,733     Banc One Auto Grantor Trust,
                 Ser. 1996-B, Class A, 6.55%,
                 due 2/15/03                        Aaa          AAA           2,745
       3,756     Case Equipment Loan Trust,
                 Ser. 1996-B, Class A-2, 6.25%,
                 due 9/15/03                        Aaa          AAA           3,767
                                                                         -------------
                 TOTAL ASSET-BACKED SECURITIES
                 (COST $16,252)                                               16,271
                                                                         -------------

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
                 BANKS & FINANCIAL INSTITUTIONS
                 (17.7%)
   $   3,000     Societe Generale, Yankee C.D.,
                 5.77%, due 5/15/97                  P-1        A-1+       $   3,000
       3,000     J.P. Morgan & Co. Inc.,
                 Domestic C.D., 5.73%, due
                 8/12/97                             P-1        A-1+           2,999
       2,100     Lehman Brothers Holdings Inc.,
                 Senior Notes, 5.75%, due
                 2/15/98                            Baa1          A            2,092
       3,500     Merrill Lynch & Co., Inc.,
                 Medium-Term Notes, Ser. B,
                 6.64%, due 4/9/99                   Aa3         AA-           3,508
       3,500     Associates Corp. of North
                 America, Senior Notes, 6.375%,
                 due 8/15/99                         Aa3         AA-           3,480
                                                                         -------------
                 TOTAL BANKS & FINANCIAL
                 INSTITUTIONS
                 (COST $15,074)                                               15,079
                                                                         -------------
                 CORPORATE DEBT SECURITIES
                 (5.7%)
       4,000     du Pont (E.I.) de Nemours &
                 Co., Medium-Term Notes, Ser.
                 F, 6.04%, due 12/16/97              Aa2         AA            4,004
         900     Ford Motor Credit Co., Global
                 Bonds, 6.50%, due 2/28/02           A1          A+              882
                                                                         -------------
                 TOTAL CORPORATE DEBT
                 SECURITIES (COST $4,899)                                      4,886
                                                                         -------------
                 CORPORATE COMMERCIAL PAPER
                 (4.7%)
       4,000     General Electric Capital
                 Corp., 5.32%, due 5/16/97
                 (COST $3,999)                       P-1        A-1+           3,999(3)
                                                                         -------------
                 TOTAL INVESTMENTS (99.0%)
                 (COST $84,340)                                               84,253(4)
                 Cash, receivables and other
                 assets, less liabilities
                 (1.0%)                                                          863
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                                 $  85,116
                                                                         -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

     Principal
      Amount                                                Rating                Value(2)
  (000's omitted)                                    Moody's         S&P       (000's omitted)
  ---------------                                   ----------     -------     ---------------
                    U.S. TREASURY SECURITIES
                    (3.3%)
      $   35        U.S. Treasury Notes, 6.75%,
                    due 5/31/97                       TSY            TSY          $     35
          40        U.S. Treasury Notes, 7.375%,
                    due 11/15/97                      TSY            TSY                40
       1,130        U.S. Treasury Notes, 6.50%,
                    due 4/30/99                       TSY            TSY             1,135
       2,105        U.S. Treasury Notes, 6.375%,
                    due 5/15/99                       TSY            TSY             2,108
       1,315        U.S. Treasury Notes, 6.00%,
                    due 8/15/99                       TSY            TSY             1,305
       1,000        U.S. Treasury Notes, 6.75%,
                    due 4/30/00                       TSY            TSY             1,008
         640        U.S. Treasury Notes, 6.25%,
                    due 5/31/00                       TSY            TSY               637
       2,609        U.S. Treasury
                    Inflation-Indexed Notes,
                    3.375%, due 1/15/07               TSY            TSY             2,566
                                                                               ---------------
                    TOTAL U.S. TREASURY SECURITIES
                    (COST $8,924)                                                    8,834
                                                                               ---------------
                    MORTGAGE-BACKED SECURITIES
                    (10.9%)
  FEDERAL HOME LOAN MORTGAGE CORP.
         145        Mortgage Participation
                    Certificates, 10.50%, due
                    10/1/00 & 12/1/00                 AGY            AGY               153
         512        Mortgage Participation
                    Certificates, 8.50%, due
                    10/1/01                           AGY            AGY               523
         393        ARM Certificates, 7.00%, due
                    1/1/17 & 2/1/17                   AGY            AGY               396
         681        ARM Certificates, 7.125%, due
                    3/1/17                            AGY            AGY               687
       FANNIE MAE
         210        Balloon Pass-Through
                    Certificates, 9.00%, due
                    8/1/97-8/1/98                     AGY            AGY               215
         291        Balloon Pass-Through
                    Certificates, 8.50%, due
                    9/1/97-11/1/98                    AGY            AGY               298
         536        REMIC Floating Rate CMO, Ser.
                    1992-59F, 6.11875%, due
                    8/25/06                           AGY            AGY               537
       8,391        Pass-Through Certificates,
                    7.00%, due 9/1/03 & 6/1/11        AGY            AGY             8,376
       5,760        Pass-Through Certificates,
                    7.50%, due 9/1/11                 AGY            AGY             5,803
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
         158        Pass-Through Certificates,
                    12.00%, due 5/15/12-3/15/15       AGY            AGY               180
       4,193        Pass-Through Certificates,
                    10.00%, due 9/15/15-6/15/20       AGY            AGY             4,599

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     Principal
      Amount                                                Rating                Value(2)
  (000's omitted)                                    Moody's         S&P       (000's omitted)
  ---------------                                   ----------     -------     ---------------
      $1,230        Pass-Through Certificates,
                    9.50%, due 8/15/09-4/15/22        AGY            AGY          $  1,324
       6,843        Pass-Through Certificates,
                    7.00%, due 1/15/27                AGY            AGY             6,619
                                                                               ---------------
                    TOTAL MORTGAGE-BACKED
                    SECURITIES
                    (COST $29,562)                                                  29,710
                                                                               ---------------
                    ASSET-BACKED SECURITIES
                    (18.3%)
       6,300        Capita Equipment Receivables
                    Trust, Ser. 1996-1, Class A-3,
                    6.11%, due 7/15/99                Aaa            AAA             6,288
       3,820        Chase Manhattan Auto Owner
                    Trust, Ser. 1996-C, Class A-3,
                    5.95%, due 11/15/00               Aaa            AAA             3,781
       3,811        Navistar Financial Owner
                    Trust, Ser. 1996-A, Class A-2,
                    6.35%, due 11/15/02               Aaa            AAA             3,810
       4,634        Banc One Auto Grantor Trust,
                    Ser. 1996-B, Class A, 6.55%,
                    due 2/15/03                       Aaa            AAA             4,654
       6,500        Ford Credit Auto Loan Master
                    Trust, Auto Loan Certificates,
                    Ser. 1996-1, 5.50%, due
                    2/15/03                           Aaa            AAA             6,224
       7,000        NationsBank Credit Card Master
                    Trust, Ser. 1995-1, Class A,
                    6.45%, due 4/15/03                Aaa            AAA             6,976
       2,590        Navistar Financial Owner
                    Trust, Ser. 1996-B, Class A-3,
                    6.33%, due 4/21/03                Aaa            AAA             2,582
       5,330        World Omni Automobile Lease
                    Securitization Trust, Ser.
                    1997-A, Class A-3, 6.85%, due
                    6/25/03                           Aaa            AAA             5,361
       4,762        Chevy Chase Auto Receivables
                    Trust, Ser. 1996-2, Class A,
                    5.90%, due 7/15/03                Aaa            AAA             4,711
       5,000        Standard Credit Card Master
                    Trust I, Credit Card
                    Participation Certificates,
                    Ser. 1994-4, Class A, 8.25%,
                    due 11/7/03                       Aaa            AAA             5,262
                                                                               ---------------
                    TOTAL ASSET-BACKED SECURITIES
                    (COST $50,201)                                                  49,649
                                                                               ---------------
                    BANKS & FINANCIAL INSTITUTIONS
                    (17.0%)
       6,400        Alco Capital Resource, Inc.,
                    Medium-Term Notes, Ser. B,
                    5.46%, due 2/22/99                A3             A-              6,274
       5,180        CIT Group Holdings, Inc.,
                    Medium-Term Notes, 6.25%, due
                    10/25/99                          Aa3            A+              5,141

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     Principal
      Amount                                                Rating                Value(2)
  (000's omitted)                                    Moody's         S&P       (000's omitted)
  ---------------                                   ----------     -------     ---------------
      $3,940        First National Bank of
                    Commerce, Senior Bank Notes,
                    6.50%, due 1/14/00                A2             A-           $  3,911
       5,000        Smith Barney Holdings Inc.,
                    Notes, 7.00%, due 5/15/00         A2              A              5,021
       5,000        Lehman Brothers Holdings Inc.,
                    Medium-Term Notes, Ser. E,
                    6.89%, due 10/10/00              Baa1             A              4,965
       8,000        First USA Bank, Medium-Term
                    Deposit Notes, 6.375%, due
                    10/23/00                         Baa2           BBB-             7,863
       1,725        Lehman Brothers Holdings Inc.,
                    Medium-Term Notes, Ser. E,
                    6.65%, due 11/8/00               Baa1             A              1,700
       6,600        Capital One Bank, Bank Notes,
                    5.95%, due 2/15/01               Baa3           BBB-             6,303
       5,150        Goldman Sachs Group, L.P.,
                    Global Notes, 6.75%, due
                    2/15/06                           A1             A+              4,914(5)
                                                                               ---------------
                    TOTAL BANKS & FINANCIAL
                    INSTITUTIONS
                    (COST $47,022)                                                  46,092
                                                                               ---------------
                    CORPORATE DEBT SECURITIES
                    (49.4%)
       9,000        P. H. Glatfelter Co., Notes,
                    5.875%, due 3/1/98               Baa2           BBB+             8,967
       2,780        Colonial Gas Co., Medium-Term
                    Notes, Ser. A, 6.20%, due
                    3/18/98                          Baa1            A-              2,778
       3,000        Ford Motor Credit Co.,
                    Medium-Term Notes, 9.10%, due
                    5/4/98                            A1             A+              3,088
       1,900        American Standard Inc., Senior
                    Notes, 10.875%, due 5/15/99       Ba3            BB-             2,028
       7,000        Lockheed Martin Corp., Notes,
                    6.55%, due 5/15/99                A3            BBB+             6,996
       4,800        NWCG Holdings Corp., Notes,
                    Zero-Coupon, Yielding 7.05%,
                    due 6/15/99                       Ba2           BBB-             4,110
       2,710        Arkla, Inc., Notes, 8.875%,
                    due 7/15/99                      Baa3            BBB             2,821
         700        Caterpillar Finance,
                    Medium-Term Notes, Ser. E,
                    6.11%, due 7/15/99                A2              A                693
         990        Hoechst Celanese Corp., Notes,
                    9.625%, due 9/1/99                A2             A+              1,000
       5,000        Xerox Credit Corp.,
                    Medium-Term Notes, Ser. D,
                    6.84%, due 6/1/00                 A2              A              5,019
       5,400        Comdisco, Inc., Notes, 6.50%,
                    due 6/15/00                      Baa1           BBB+             5,394

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     Principal
      Amount                                                Rating                Value(2)
  (000's omitted)                                    Moody's         S&P       (000's omitted)
  ---------------                                   ----------     -------     ---------------
      $  455        ADT Operations, Inc., Senior
                    Notes, 8.25%, due 8/1/00          Ba1           BBB-          $    469
       4,550        Arvin Industries, Inc., Notes,
                    10.00%, due 8/1/00                Ba1           BBB-             4,825
       2,000        Ford Motor Credit Co.,
                    Medium-Term Notes, 6.84%, due
                    8/16/00                           A1             A+              2,001
       2,510        Chesapeake Corp., Notes,
                    10.375%, due 10/1/00             Baa3            BBB             2,756
       1,730        BHP Finance (USA) Limited,
                    Guaranteed Notes, 5.625%, due
                    11/1/00                           A2              A              1,666
         500        Congoleum Corp., Senior Notes,
                    9.00%, due 2/1/01                 B1             BB-               498
       5,200        General Motors Acceptance
                    Corp., Medium-Term Notes,
                    8.125%, due 3/1/01                A3             A-              5,391
       1,770        Revlon Worldwide Corp., Notes,
                    Zero-Coupon, Yielding 10.75%,
                    due 3/15/01                       B3             B-              1,164(5)
       2,290        Colonial Realty Limited
                    Partnership, Senior Notes,
                    7.50%, due 7/15/01               Baa3           BBB-             2,286
       4,160        Tyco International Ltd.,
                    Notes, 6.50%, due 11/1/01        Baa2           BBB+             4,062
       2,965        ICI Wilmington Inc.,
                    Guaranteed Notes, 7.50%, due
                    1/15/02                           A2             A+              3,025
       2,835        Black & Decker Corp.,
                    Medium-Term Notes, Ser. A,
                    8.90%, due 1/21/02               Baa3           BBB-             3,030
       3,780        Federated Department Stores,
                    Inc., Senior Notes, 8.125%,
                    due 10/15/02                      Ba1            BB-             3,870
       2,830        Viacom, Senior Notes, 6.75%,
                    due 1/15/03                       Ba2(6)       BB+(6)            2,661
       1,000        Safeway Inc., Medium-Term
                    Notes, 8.57%, due 4/1/03         Baa1            BBB             1,052
       2,700        ADT Operations, Inc., Senior
                    Subordinated Notes, 9.25%, due
                    8/1/03                            Ba3            BB+             2,855
         500        Sweetheart Cup, Inc., Senior
                    Subordinated Notes, 10.50%,
                    due 9/1/03                        B3             B-                508
       4,920        Owens-Illinois, Inc., Senior
                    Debentures, 11.00%, due
                    12/1/03                           Ba1(7)       BB+(7)            5,486
       4,200        Stewart Enterprises, Inc.,
                    Notes, 6.70%, due 12/1/03        Baa3            BBB             4,066
       4,675        Duty Free International, Inc.,
                    Notes, 7.00%, due 1/15/04         Ba1           BBB-             4,387

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     Principal
      Amount                                                Rating                Value(2)
  (000's omitted)                                    Moody's         S&P       (000's omitted)
  ---------------                                   ----------     -------     ---------------
      $2,125        Triton Energy Limited, Senior
                    Notes, 9.25%, due 4/15/05         Ba2            BB           $  2,168
         360        TLC Beatrice International
                    Holdings, Senior Secured
                    Notes, 11.50%, due 10/1/05        B1             BB-               396
       1,535        Mark IV Industries, Inc.,
                    Senior Subordinated Notes,
                    7.75%, due 4/1/06                 Ba3            BB+             1,454
         350        Collins & Aikman Products Co.,
                    Senior Subordinated Notes,
                    11.50%, due 4/15/06               B3              B                385
         400        Printpack, Inc., Senior
                    Subordinated Notes, Ser. B,
                    10.625%, due 8/15/06              B3             B+                415
       2,825        Time Warner Inc., Notes,
                    8.11%, due 8/15/06                Ba1           BBB-             2,876
         400        Commonwealth Aluminum Corp.,
                    Senior Subordinated Notes,
                    10.75%, due 10/1/06               B2             B-                413
         415        Evenflo & Spalding Holdings
                    Corp., Senior Subordinated
                    Notes, Ser. B, 10.375%, due
                    10/1/06                           B3             B-                427
       2,235        International Home Foods,
                    Inc., Senior Subordinated
                    Notes, 10.375%, due 11/1/06       B2             B-              2,274
         500        Motors and Gears, Inc., Senior
                    Notes, Ser. A, 10.75%, due
                    11/15/06                          B3             BB-               497(5)
         260        Allied Waste North America,
                    Inc., Senior Subordinated
                    Notes, 10.25%, due 12/1/06        B3             B+                273(5)
         635        Fresenius Medical Care Capital
                    Trust, Preferred Securities,
                    9.00%, due 12/1/06                Ba3            B+                630
         680        Newport News Shipbuilding
                    Inc., Senior Subordinated
                    Notes, 9.25%, due 12/1/06         B1             B+                690
         857        AMTROL Inc., Senior
                    Subordinated Notes, 10.625%,
                    due 12/31/06                      B3             B-                881
       2,200        Tenet Healthcare Corp., Senior
                    Subordinated Notes, 8.625%,
                    due 1/15/07                       Ba3            B+              2,179
         820        Pen-Tab Industries, Inc.,
                    Senior Subordinated Notes,
                    10.875%, due 2/1/07               B3             B-                820(5)
         180        Fonda Group, Inc., Senior
                    Subordinated Notes, 9.50%, due
                    3/1/07                            B3             B-                171(5)

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

     Principal
      Amount                                                Rating                Value(2)
  (000's omitted)                                    Moody's         S&P       (000's omitted)
  ---------------                                   ----------     -------     ---------------
      $  180        GFSI Inc., Senior Subordinated
                    Notes, 9.625%, due 3/1/07         B3             B-           $    178(5)
         120        Tekni-Plex, Inc., Senior
                    Subordinated Notes, 11.25%,
                    due 4/1/07                        B3             B-                124(5)
       3,050        Comcast Cablevision, Notes,
                    8.375%, due 5/1/07                Ba1           BBB-             3,071(5)
       7,290        Tenneco Inc., Debentures,
                    10.20%, due 3/15/08              Baa1            BBB             8,721
         725        Buckeye Cellulose Corp.,
                    Senior Subordinated Notes,
                    9.25%, due 9/15/08                Ba3            BB-               736
         360        KinderCare Learning Centers,
                    Inc., Senior Subordinated
                    Notes, 9.50%, due 2/15/09         B3             B-                341(5)
       5,165        News America Holdings, Notes,
                    8.00%, due 10/17/16              Baa3            BBB             4,935
                                                                               ---------------
                    TOTAL CORPORATE DEBT
                    SECURITIES (COST $135,202)                                     134,007
                                                                               ---------------
                    TOTAL INVESTMENTS (98.9%)
                    (COST $270,911)                                                268,292(4)
                    Cash, receivables and other
                    assets, less liabilities
                    (1.1%)                                                           3,044
                                                                               ---------------
                    TOTAL NET ASSETS (100.0%)                                     $271,336
                                                                               ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
1) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3) At cost, which approximates market value.
4) At April 30, 1997, selected Portfolio information on a Federal income tax basis was as follows:

                                                      GROSS          GROSS
                                                   UNREALIZED      UNREALIZED    NET UNREALIZED
NEUBERGER&BERMAN                        COST      APPRECIATION    DEPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO           $84,340,000    $ 128,000      $  215,000      $   87,000
LIMITED MATURITY BOND PORTFOLIO      270,912,000      937,000       3,557,000       2,620,000

5) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 1997, these securities amounted to $11,553,000 or 4.3% of Neuberger&Berman Limited Maturity Bond Portfolio's net assets.
6) Rated BBB- by Fitch Investors Services, Inc.
7) Rated BBB- by Duff & Phelps Credit Rating Co.

SEE NOTES TO FINANCIAL STATEMENTS

                  (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                      GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                    --------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $     283,413
      Cash                                                      2
      Deferred organization costs (Note A)                      6
      Interest receivable                                     301
      Prepaid expenses and other assets                        11
      Receivable for securities sold                           --
                                                    --------------
                                                          283,733
                                                    --------------
LIABILITIES
      Payable for securities purchased                      4,934
      Payable for variation margin (Note A)                    --
      Payable to investment manager (Note B)                   58
      Accrued expenses                                         39
                                                    --------------
                                                            5,031
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     278,702
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     278,702
      Net unrealized depreciation in value of
        investment securities and financial
        futures contracts                                      --
                                                    --------------
NET ASSETS                                          $     278,702
                                                    --------------
*Cost of investments                                $     283,413
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                         LIMITED
                                                         CASH         ULTRA SHORT        MATURITY
                                                       RESERVES           BOND             BOND
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments           $     600,553    $      84,253    $     268,292
Cash                                                            2                3               12
Deferred organization costs (Note A)                            5                2                6
Interest receivable                                         1,446              897            3,837
Prepaid expenses and other assets                              14                3               13
Receivable for securities sold                                 --                6           10,888
                                                    ------------------------------------------------
                                                          602,020           85,164          283,048
                                                    ------------------------------------------------
LIABILITIES
Payable for securities purchased                               --               --           11,390
Payable for variation margin (Note A)                          --               --              222
Payable to investment manager (Note B)                        123               18               56
Accrued expenses                                               52               30               44
                                                    ------------------------------------------------
                                                              175               48           11,712
                                                    ------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     601,845    $      85,116    $     271,336
                                                    ------------------------------------------------

NET ASSETS consist of:
Paid-in capital                                     $     601,845    $      85,203    $     274,318
Net unrealized depreciation in value of investment
  securities and financial futures contracts                   --              (87)          (2,982)
                                                    ------------------------------------------------
NET ASSETS                                          $     601,845    $      85,116    $     271,336
                                                    ------------------------------------------------
*Cost of investments                                $     600,553    $      84,340    $     270,911
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                       MONEY
(000'S OMITTED)                                      PORTFOLIO
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $     8,954
                                                          ------
    Expenses:
      Investment management fee (Note B)                    425
      Accounting fees                                         5
      Amortization of deferred organization and
        initial offering expenses (Note A)                    3
      Auditing fees                                          11
      Custodian fees (Note B)                                52
      Insurance expense                                       2
      Legal fees                                              6
      Trustees' fees and expenses                            15
                                                          ------
        Total expenses                                      519
                                                          ------
        Net investment income                             8,435
                                                          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                   (7)
    Net realized loss on financial futures
      contracts (Note A)                                     --
    Net realized gain on foreign currency
      transactions (Note A)                                  --
    Change in net unrealized appreciation
      (depreciation) of investment securities and
      foreign currency contracts                             --
    Change in net unrealized depreciation of
      financial futures contracts (Note A)                   --
                                                          ------
        Net loss on investments                              (7)
                                                          ------
        Net increase in net assets resulting from
          operations                                $     8,428
                                                          ------

SEE NOTES TO FINANCIAL STATEMENTS

                             For the Six Months Ended April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                          LIMITED
                                                        CASH          ULTRA SHORT        MATURITY
                                                      RESERVES           BOND              BOND
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------------------------------------
INVESTMENT INCOME
    Interest income                                 $    15,060      $       2,771     $      9,526
                                                    ------------------------------------------------
    Expenses:
      Investment management fee (Note B)                    678                112              335
      Accounting fees                                         5                  5                5
      Amortization of deferred organization and
        initial offering expenses (Note A)                    3                  1                3
      Auditing fees                                          12                 11               12
      Custodian fees (Note B)                                75                 32               66
      Insurance expense                                       4                  1                3
      Legal fees                                             11                 11                7
      Trustees' fees and expenses                            18                  5               11
                                                    ------------------------------------------------
        Total expenses                                      806                178              442
                                                    ------------------------------------------------
        Net investment income                            14,254              2,593            9,084
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                   (6)              (167)             (50)
    Net realized loss on financial futures
      contracts (Note A)                                     --                 --              (87)
    Net realized gain on foreign currency
      transactions (Note A)                                  --                 --               17
    Change in net unrealized appreciation
      (depreciation) of investment securities and
      foreign currency contracts                             --               (446)          (2,427)
    Change in net unrealized depreciation of
      financial futures contracts (Note A)                   --                 --              443
                                                    ------------------------------------------------
        Net loss on investments                              (6)              (613)          (2,104)
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $    14,248      $       1,980     $      6,980
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                   GOVERNMENT
                                                 MONEY PORTFOLIO
                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1997         October 31,
(000'S OMITTED)                            (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      8,435    $     14,201
    Net realized gain (loss) on
      investments                                   (7)             (6)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --              --
                                          -----------------------------
    Net increase in net assets resulting
      from operations                            8,428          14,195
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  392,899         655,267
    Reductions                                (485,107)       (615,465)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       (92,208)         39,802
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (83,780)         53,997
NET ASSETS:
    Beginning of period                        362,482         308,485
                                          -----------------------------
    End of period                         $    278,702    $    362,482
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                             CASH RESERVES                    ULTRA SHORT                  LIMITED MATURITY
                                               PORTFOLIO                    BOND PORTFOLIO                  BOND PORTFOLIO
                                      Six Months                      Six Months                      Six Months
                                         Ended           Year            Ended           Year            Ended           Year
                                       April 30,         Ended         April 30,         Ended         April 30,         Ended
                                         1997         October 31,        1997         October 31,        1997         October 31,
                                      (UNAUDITED)        1996         (UNAUDITED)        1996         (UNAUDITED)        1996
                                     ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income            $     14,254    $     24,267    $      2,593    $      5,817    $      9,084    $     19,386
    Net realized gain (loss) on
      investments                              (6)              4            (167)           (592)           (120)           (992)
    Change in net unrealized
      appreciation (depreciation)
      of investments                           --              --            (446)            172          (1,984)         (1,726)
                                     ---------------------------------------------------------------------------------------------
    Net increase in net assets
      resulting from operations            14,248          24,271           1,980           5,397           6,980          16,668
                                     ---------------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:
    Additions                             550,135         528,658           8,003          20,518          32,007          45,924
    Reductions                           (446,513)       (478,185)        (20,930)        (31,918)        (34,960)       (114,929)
                                     ---------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      transactions in investors'
      beneficial interests                103,622          50,473         (12,927)        (11,400)         (2,953)        (69,005)
                                     ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                                  117,870          74,744         (10,947)         (6,003)          4,027         (52,337)
NET ASSETS:
    Beginning of period                   483,975         409,231          96,063         102,066         267,309         319,646
                                     ---------------------------------------------------------------------------------------------
    End of period                    $    601,845    $    483,975    $     85,116    $     96,063    $    271,336    $    267,309
                                     ---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Portfolio ("Government Money"), Neuberger&Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short"), and Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: Ultra Short and Limited Maturity may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the six months ended April 30, 1997, Ultra Short did not enter into financial futures contracts. At April 30, 1997, open positions in financial futures contracts for Limited Maturity were as follows:

                                                             UNREALIZED
EXPIRATION              OPEN CONTRACTS            POSITION  DEPRECIATION
------------------------------------------------------------------------
June 1997      79 U.S. Treasury Notes, 2 Year      Short      $ 56,860
June 1997     205 U.S. Treasury Notes, 5 Year      Short        85,563
June 1997     380 U.S. Treasury Notes, 10 Year     Short       220,375
June 1997      24 U.S. Treasury Bonds, 20 Year     Short           750

   At April 30, 1997, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

PRINCIPAL
AMOUNT                            SECURITY
----------------------------------------------------------
$643,375          U.S. Treasury Notes, 6.375%, due 5/15/99
 243,250          U.S. Treasury Notes, 6.75%, due 4/30/00

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At April 30, 1997, the unamortized balance of such expenses amounted to $6,193, $5,454, $2,236, and $6,203 for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by

Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/ or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $1,934, $1,604, $78, and $106 for Government Money, Cash Reserves, Ultra Short, and Limited Maturity, respectively, which is less than .01% of each Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1997, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                                    PURCHASES        SALES
----------------------------------------------------------------------------------------------
ULTRA SHORT                                                        $ 46,603,259  $  50,776,990
LIMITED MATURITY                                                     98,737,558    102,170,085

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the six months ended April 30, 1997, Limited Maturity entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at April 30, 1997.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                       GOVERNMENT                                              CASH RESERVES
                                     MONEY PORTFOLIO                                             PORTFOLIO
                                                                                                                        Period
                                                            Period from                                                  from
                 Six Months                                   July 2,      Six Months                                  July 2,
                   Ended                                      1993(1)        Ended                                     1993(1)
                 April 30,                                   to October    April 30,                                  to October
                    1997        Year Ended October 31,          31,           1997        Year Ended October 31,         31,
                 (UNAUDITED)   1996      1995      1994         1993       (UNAUDITED)   1996      1995      1994        1993
                 ---------------------------------------------------------------------------------------------------------------
RATIOS TO
 AVERAGE NET
 ASSETS:
  Expenses            .30%(2)     .31%      .31%      .33%        .32%(2)       .29%(2)     .30%      .31%      .32%       .34%(2)
                 ---------------------------------------------------------------------------------------------------------------
  Net
   Investment
   Income            4.93%(2)    4.99%     5.32%     3.38%       2.82%(2)      5.18%(2)    5.20%     5.62%     3.63%      2.88%(2)
                 ---------------------------------------------------------------------------------------------------------------
Portfolio
 Turnover Rate         --          --        --        --          --            --          --        --        --         --
                 ---------------------------------------------------------------------------------------------------------------
Net Assets, End
 of Period (in
 millions)         $278.7      $362.5    $308.5    $251.6      $277.7        $601.8      $484.0    $409.2    $312.0     $273.3
                 ---------------------------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                        ULTRA SHORT                                           LIMITED MATURITY
                                       BOND PORTFOLIO                                          BOND PORTFOLIO
                                                                                                                         Period
                                                              Period from                                                 from
                   Six Months                                   July 2,     Six Months                                  July 2,
                     Ended                                      1993(1)       Ended                                     1993(1)
                   April 30,                                  to October    April 30,                                  to October
                      1997        Year Ended October 31,          31,          1997        Year Ended October 31,         31,
                   (UNAUDITED)   1996      1995      1994        1993       (UNAUDITED)   1996      1995      1994        1993
                   --------------------------------------------------------------------------------------------------------------
RATIOS TO
 AVERAGE NET
 ASSETS:
  Expenses              .40%(2)     .39%      .40%      .38%        .40%(2)      .33%(2)     .33%      .33%      .34%       .33%(2)
                   --------------------------------------------------------------------------------------------------------------
  Net
   Investment
   Income              5.80%(2)    5.77%     5.67%     3.98%       4.00%(2)     6.78%(2)    6.45%     6.55%     5.86%      5.53%(2)
                   --------------------------------------------------------------------------------------------------------------
Portfolio
 Turnover Rate           59%        173%      148%       94%         46%          37%        169%       88%      102%        71%
                   --------------------------------------------------------------------------------------------------------------
Net Assets, End
 of Period (in
 millions)            $85.1       $96.1    $102.1    $102.0      $104.3       $271.3      $267.3    $319.6    $316.1     $357.9
                   --------------------------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) Annualized.

OTHER INFORMATION

DIRECTORY                                              OFFICERS AND TRUSTEES
INVESTMENT MANAGER, ADMINISTRATOR                      Stanley Egener
AND DISTRIBUTOR                                        CHAIRMAN OF THE BOARD AND TRUSTEE
Neuberger&Berman Management Incorporated               Theodore P. Giuliano
605 Third Avenue 2nd Floor                             PRESIDENT AND TRUSTEE
New York, NY 10158-0180                                John Cannon
800-877-9700                                           TRUSTEE
Institutional Services 800-366-6264                    Barry Hirsch
SUB-ADVISER                                            TRUSTEE
Neuberger&Berman, LLC                                  Robert A. Kavesh
605 Third Avenue                                       TRUSTEE
New York, NY 10158-3698                                William E. Rulon
CUSTODIAN AND SHAREHOLDER                              TRUSTEE
SERVICING AGENT                                        Candace L. Straight
State Street Corporation                               TRUSTEE
225 Franklin Street                                    Daniel J. Sullivan
Boston, MA 02110                                       VICE PRESIDENT
ADDRESS CORRESPONDENCE TO:                             Michael J. Weiner
Neuberger&Berman Funds                                 VICE PRESIDENT
Boston Service Center                                  Richard Russell
P.O. Box 8403                                          TREASURER
Boston, MA 02266-8403                                  Claudia A. Brandon
LEGAL COUNSEL                                          SECRETARY
Kirkpatrick & Lockhart LLP                             Barbara DiGiorgio
1800 Massachusetts Avenue, NW                          ASSISTANT TREASURER
2nd Floor                                              Celeste Wischerth
Washington, DC 20036-1800                              ASSISTANT TREASURER
                                                       Stacy Cooper-Shugrue
                                                       ASSISTANT SECRETARY
                                                       C. Carl Randolph
                                                       ASSISTANT SECRETARY

Neuberger&Berman Management Inc., Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, Neuberger&Berman Ultra Short Bond Fund, and Neuberger&Berman Limited Maturity Bond Fund are registered service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

NEUBERGER&BERMAN MANAGEMENT INC.-REGISTERED TRADEMARK-

   605 THIRD AVENUE 2ND FLOOR
   NEW YORK, NY 10158-0180
   SHAREHOLDER SERVICES
   800.877.9700
   INSTITUTIONAL SERVICES
   800.366.6264
   WWW.NBFUNDS.COM


Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general infor-mation of shareholders and is not an offer of shares of the Funds.
Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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